CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (19,725,000)	$ (23,304,000)	$ (30,499,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount on marketable securities, net	(39,000)	(129,000)	(212,000)
Non-cash lease expense	103,000	97,000	130,000
Stock-based compensation expense	3,679,000	1,159,000	1,880,000
Change in the fair value of warrant liability			(3,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(390,000)	1,326,000	1,436,000
Accounts payable and accrued liabilities	(200,000)	3,920,000	2,915,000
Operating lease liabilities	(108,000)	(103,000)	(137,000)
Net cash used in operating activities	(16,683,000)	(17,037,000)	(24,490,000)
Cash flows from investing activities:
Purchases of marketable securities		(41,446,000)	(41,446,000)
Sales of marketable securities	32,200,000	4,000,000	9,436,000
Net cash provided (used in) by investing activities	32,200,000	(37,446,000)	(32,010,000)
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriters' commissions and discounts	86,161,000
Payment of deferred financing costs		(30,000)	(85,000)
Proceeds from exercise of stock options	6,000	12,000	12,000
Net cash provided by (used in) financing activities	86,167,000	(18,000)	(73,000)
Net increase (decrease) in cash and cash equivalents	101,684,000	(54,501,000)	(56,573,000)
Cash and cash equivalents, beginning	158,000	56,731,000	56,731,000
Cash and cash equivalents, ending	101,842,000	2,230,000	158,000
Series A Common Stock Warrants
Adjustments to reconcile net loss to net cash used in operating activities:
Change in the fair value of warrant liability	(4,000.0)
Redeemable Convertible Preferred Stock Warrant
Adjustments to reconcile net loss to net cash used in operating activities:
Change in the fair value of warrant liability	$ 1,000.0	$ (3,000.0)	$ 3,000